Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Total	$ 43	$ 83	[1]
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	64	114
Realized losses	(26)	(24)
(Provision for) reversal of credit losses on debt securities	3	2
Total	$ 41	$ 92

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.